Disclosure of detailed information about convertible debentures, fair value and interest components (Details)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Jul. 21, 2017 CAD	Jul. 21, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Jun. 10, 2016 CAD	Jun. 10, 2016 USD ($)
Statement [Line Items]
Convertible debentures	CAD 171,369,966				CAD 70,811,801
2016 Debentures [Member]
Statement [Line Items]
Convertible debentures at fair value	90,742,373	$ 72,333,498			70,811,801	$ 52,738,364	CAD 74,123,520	$ 58,200,000
Fair value adjustment	19,930,572				(3,311,719)
Interest payable	350,900				369,243
Convertible debentures and interest payable	91,093,273				71,181,044
Less: interest payable included in accounts payable and accrued liabilities	(350,900)				(369,243)
Convertible debentures	90,742,373				70,811,801
2017 Debentures [Member]
Statement [Line Items]
Convertible debentures at fair value	80,627,593	$ 64,270,700	CAD 73,035,180	$ 58,200,000
Fair value adjustment	7,592,413
Interest payable	350,900
Convertible debentures and interest payable	80,978,493
Less: interest payable included in accounts payable and accrued liabilities	(350,900)
Convertible debentures	CAD 80,627,593				CAD 0